Financial Instruments - Summary of Consolidated Net Monetary Assets (Liabilities) by Currency (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Monetary assets	$ 3,188	$ 3,517
Monetary liabilities	15,827	17,739
Net monetary assets (liabilities)	(12,639)	(14,222)
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(8,580)	(8,176)
Mexican peso [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(618)	(490)
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,145)	(3,194)
British Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,163)	(1,148)
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,133)	(1,214)
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	873	856
Monetary liabilities	1,644	1,420
Net monetary assets (liabilities)	(771)	(564)
Mexico [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(166)	(161)
Mexico [member] | Mexican peso [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(601)	(403)
Mexico [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(4)
United States [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	605	550
Monetary liabilities	2,701	2,480
Net monetary assets (liabilities)	(2,096)	(1,930)
United States [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(2,096)	(1,930)
South, Central America And Caribbean [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	262	240
Monetary liabilities	659	680
Net monetary assets (liabilities)	(397)	(440)
South, Central America And Caribbean [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(87)	(37)
South, Central America And Caribbean [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	1	0
South, Central America And Caribbean [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(311)	(403)
Asia, Middle East and Africa [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	1,255	1,452
Monetary liabilities	3,279	3,534
Net monetary assets (liabilities)	(2,024)	(2,082)
Asia, Middle East and Africa [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	23	17
Asia, Middle East and Africa [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(762)	(743)
Asia, Middle East and Africa [member] | British Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,191)	(1,174)
Asia, Middle East and Africa [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(94)	(182)
Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	193	419
Monetary liabilities	7,544	9,625
Net monetary assets (liabilities)	(7,351)	(9,206)
Other Operations [Member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(6,254)	(6,065)
Other Operations [Member] | Mexican peso [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(17)	(87)
Other Operations [Member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(384)	(2,451)
Other Operations [Member] | British Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	28	26
Other Operations [Member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	$ (724)	$ (629)